FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET
NOTE 11:-	FINANCIAL INCOME, NET

	Six months ended June 30,
	2025	2024
	(Unaudited)
Financial expenses:
Bank charges and other	$278	$274
Exchange rate expense, net	-	1,309
Total financial expenses	278	1,583

Financial income:
Exchange rate income, net	556	-
Interest income on deposits, money market funds and marketable securities	30,158	29,272
Accretion of discount on marketable securities	1,313	-
Total financial income	32,027	29,272
Financial income, net	$31,749	$27,689